ASSET UNDER DEVELOPMENT - Commitments (Details) - Dec. 31, 2020 $ in Thousands, € in Millions	USD ($)	EUR (€)
Extractive Industries [Abstract]
2021	$ 295,038
2022	265,539
2023	249,565
2024	50,672
Contractual obligation, total	$ 860,814	€ 1.1